S-K 1603(a) SPAC Sponsor	Oct. 15, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, White Pearl Group Limited, is a limited liability company incorporated in British Virgin Islands and was incorporated for the sole purpose of holding securities interest in the company
SPAC Sponsor Name	White Pearl Group Limited
SPAC Sponsor Form of Organization	Limited Liability Company